SHARE-BASED PAYMENTS (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Compensation Related Costs Sharebased Payments [Line Items]
Number of options, Exercised	0
Share Incentive Plan 2016 [Member]
Disclosure of Compensation Related Costs Sharebased Payments [Line Items]
Number of options, Outstanding Opening	2,067,719
Number of options, Exercised	(195,915)
Number of options, Forfeited/Cancelled	(10,330)
Number of options, Outstanding Ending	1,861,474	2,067,719
Number of options, Vested and expected to vest	1,861,474
Number of options, Exercisable	1,861,474
Weighted- average exercise price, Outstanding Opening	$ 1.44
Weighted- average exercise price, Exercised	1.44
Weighted- average exercise price, Forfeited/Cancelled	1.44
Weighted- average exercise price, Outstanding Ending	1.44	$ 1.44
Weighted- average exercise price, Vested and expected to vest	1.44
Weighted- average exercise price, Exercisable	$ 1.44
Weighted - average remaining contractual term, Outstanding	4 years 7 months 9 days	5 years 6 months 7 days
Weighted - average remaining contractual term Vested and expected to vest	4 years 7 months 9 days
Weighted - average remaining contractual term, Exercisable	4 years 7 months 9 days
Aggregate intrinsic Value, Outstanding Opening	$ 4,260
Aggregate intrinsic Value,Excercised	365
Aggregate intrinsic Value, Outstanding Ending	2,988	$ 4,260
Aggregate intrinsic Value, Vested and expected to vest	2,988
Aggregate intrinsic Value, Exercisable	$ 2,988
Share Incentive Plan 2017 [Member]
Disclosure of Compensation Related Costs Sharebased Payments [Line Items]
Number of options, Outstanding Opening	4,600,000
Number of options, Granted	1,613,506
Number of options, Forfeited/Cancelled	(2,340,000)
Number of options, Outstanding Ending	3,873,506	4,600,000
Number of options, Vested and expected to vest	3,873,506
Number of options, Exercisable	602,500
Weighted- average exercise price, Outstanding Opening	$ 4.25
Weighted - average exercise price, granted	1.75
Weighted- average exercise price, Forfeited/Cancelled	3.71
Weighted- average exercise price, Outstanding Ending	1.89	$ 4.25
Weighted- average exercise price, Vested and expected to vest	1.89
Weighted- average exercise price, Exercisable	2.66
Weighted-Average grant date fair value, Granted	1.47
Weighted-Average grant date fair value, Forfeited/Cancelled	2.26
Weighted-Average grant date fair value,outstanding Ending	1.76
Weighted-Average grant date fair value,vested and expected to vest	1.76
Weighted-Average grant date fair value,Exercisable	$ 1.62
Weighted - average remaining contractual term, Outstanding	8 years 10 months 9 days	9 years 3 months 3 days
Weighted - average remaining contractual term Vested and expected to vest	8 years 10 months 9 days
Weighted - average remaining contractual term, Exercisable	8 years 3 months
Aggregate intrinsic Value, Outstanding Ending	$ 4,731
Aggregate intrinsic Value, Vested and expected to vest	4,731
Aggregate intrinsic Value, Exercisable	$ 495
Share Incentive Plan 2020 [Member]
Disclosure of Compensation Related Costs Sharebased Payments [Line Items]
Number of options, Granted	3,817,494
Number of options, Forfeited/Cancelled	(172,000)
Number of options, Outstanding Ending	3,645,494
Number of options, Vested and expected to vest	3,645,494
Weighted - average exercise price, granted	$ 1.75
Weighted- average exercise price, Forfeited/Cancelled	1.75
Weighted- average exercise price, Outstanding Ending	1.75
Weighted- average exercise price, Vested and expected to vest	1.75
Weighted-Average grant date fair value, Granted	1.49
Weighted-Average grant date fair value, Forfeited/Cancelled	1.52
Weighted-Average grant date fair value,outstanding Ending	1.49
Weighted-Average grant date fair value,vested and expected to vest	$ 1.49
Weighted - average remaining contractual term, Outstanding	9 years 8 months 12 days
Weighted - average remaining contractual term Vested and expected to vest	9 years 8 months 12 days
Aggregate intrinsic Value, Outstanding Ending	$ 4,721
Aggregate intrinsic Value, Vested and expected to vest	$ 4,721